(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Calculation of Basic and Diluted (Loss) Earnings Per Share Attributable to Owners

The calculation of the basic and diluted (loss) earnings per share attributable to owners of the Company is based on the following data:

	2015	2016	2017	2017
(Loss) Earnings
(Loss) Profit for the year attributable to owners of the Company (RMB’000)	(28,567)	(25,924)	9,052	1,391

Number of shares

Weighted average number of ordinary shares for the purpose of (loss) earnings per share - Basic and diluted	206,500,000	206,500,000	206,500,000	206,500,000

(Loss) earnings per share
Basic - RMB	(0.14)	(0.13)	0.04	0.01

Diluted - RMB	(0.14)	(0.13)	0.04	0.01